Related Parties and Parties-In-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 9,033,674	$ 8,355,196
Principal Holder
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percentage ownership of employer	9.90%	9.90%
Affiliates of Fidelity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 424,000	$ 383,000
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3.5	3.7
Investments, at fair value	$ 84,200	$ 77,700
Investment purchases	7,000
Investment sales	11,300
Investment dividend income	2,000
Common collective trusts at NAV | Principal Holder
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	3,988,000	3,851,000
Common collective trusts at NAV | Mercer Collective Investment Trust Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	4,029,000	3,594,000
Common collective trusts at NAV | Affiliates of State Street
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 9,500	$ 10,000